Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Actuarial assumption of discount rates	3.70%	3.60%	3.70%	3.60%	3.60%	3.60%	3.80%	4.00%
Income tax relating to cash flow hedges	$ (2)	$ 9	$ (5)	$ 12
Income tax relating to actuarial (losses) gains of defined benefit plans	(136)	95	(94)	214
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability of other comprehensive income	$ (6)	$ 0	$ (13)	$ 0